Related Party Transactions - Schedule of Amount Due to Related Parties (Details) - USD ($)	Sep. 30, 2024	Mar. 31, 2024
Jiangsu Health Pharmaceutical Investment Co., Ltd. [Member]
Schedule of Amount Due to Related Parties [Line Items]
Due to related parties	$ 7,447,077	$ 1,047,550
Related Party [Member]
Schedule of Amount Due to Related Parties [Line Items]
Due to related parties	$ 7,447,077	$ 1,047,550